INVESCO STRATEGIC PORTFOLIOS, INC.
              Supplement to Prospectus dated March 1, 1998

The section of the above Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the fourth paragraph and (2) substitute the following paragraph in its place:

     All of the Portfolios, except for the Health Sciences Portfolio, are managed by members of INVESCO's Sector Team, which is co-led by Daniel B. Leonard and John Schroer. The following individuals are primarily responsible for the day-to-day management of the Portfolios' holdings:

The section of the above Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the sixth paragraph and (2) substitute the following paragraph in its place:

     Environmental Services: John Schroer, a Chartered Financial Analyst, is the portfolio manager of the Portfolio. Mr. Schroer also manages INVESCO
     Strategic Health Sciences Portfolio, INVESCO VIF-Health Sciences Fund and INVESCO Global Health Sciences Fund and is a senior vice president of INVESCO Funds Group, Inc. and a vice president of INVESCO Global Health Sciences Fund. Mr. Schroer was previously an assistant vice president with Trust Company of the West. Mr. Schroer received an M.B.A. and a B.S. from the University of Wisconsin-Madison.

The section of the above Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the twelfth and thirteenth paragraphs and
(2) substitute the following paragraph in their place:

     Technology: Daniel B. Leonard has been portfolio manager of the Portfolio since November 1998, co-portfolio manager of the Portfolio from 1996 to 1998 and portfolio manager of the Portfolio from 1985 to 1996. Mr. Leonard also manages INVESCO Strategic Gold Portfolio and INVESCO VIF - Technology Fund and co-manages INVESCO Strategic Financial Services Portfolio. Mr. Leonard is also a senior vice president of INVESCO Funds Group, Inc. Mr. Leonard was previously a portfolio manager (1977-1983; 1985 1991) and senior vice president (1975-1983; 1985-1991) of INVESCO Funds Group, Inc.
     and a vice president (1977-1983) of INVESCO Trust Company. Mr. Leonard received a B.A. from Washington & Lee University.

The date of this Supplement is November 2, 1998.